Derivative Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Derivative Liabilities [Abstract]
Disclosure and detailed information about currency contracts outstanding
The table below provides a summary of currency contracts outstanding as at December 31, 2019.

Execution Date of Contracts	Settlement Dates of Contracts	Notional Amount (CAD)	Weighted Average Price (USD)	Notional Amount (USD)

May 29, 2019	January 7, 2020 to February 6, 2020	$13,430	$1.3430	$10,000

Total		$13,430	$1.3430	$10,000

Disclosure of detailed information about in derivative assets liabilities explanatory
The following table presents the various derivatives as at December 31, 2019 and 2018:

	December 31, 2019	December 31 2018

Prepayment option embedded derivatives	$200	$1,670

Foreign currency contract derivative	587	(653)

	787	1,017

Current portion of foreign currency contracts	587	(653)

Current portion of derivative assets (liabilities)	587	(653)

Non-current derivative assets	$200	$1,670

Disclosure of inormation about amounts that affected statement of comprehensive income as result of hedge accounting
The following table presents amounts recognized in the Consolidated Statement of Comprehensive Loss for the years ended December 31, 2019 and 2018:

	Year ended	Year ended

	December 31, 2019	December 31, 2018

Loss on derivative contracts - currency contracts	$(163)	$(653)

(Loss) gain on prepayment option embedded derivative	(1,051)	406

Total	$(1,214)	$(247)